LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accretion of debt discount expenses			$ 70,100	$ 58,900
Arcadian Telepsychiatry Services LLC [Member]
Debt outstanding	$ 700,000		$ 700,000
Debt maturity date			Sep. 30, 2021
Debt discount	$ 84,100		$ 84,100
Accrued rate of interest	8.00%		8.00%
Accrued interest on debt	$ 122,100		$ 122,100
Accretion of debt discount expenses	$ 9,400	$ 9,400	$ 28,100	$ 23,400